AMOUNTS RECEIVABLE (Details)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Nov. 30, 2020 USD ($)	Nov. 30, 2020 CAD ($)	Oct. 02, 2020 USD ($)
AMOUNTS RECEIVABLE
Trade Receivables	$ 3,863,965			$ 347,269	$ 37,492
Hst Receivable	36,880			34,480
Other Receivables		$ 10,793	$ 0
Amounts Receivable	$ 3,911,638			$ 381,749